                                                                               .
                                                                               .
                                                                               .

                       PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008*
                      TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:
PRODUCT NAME                                                       PROSPECTUS FORM #
RIVERSOURCE(R) ACCESSCHOICE SELECT VARIABLE ANNUITY                273416 J
RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273417 J
RIVERSOURCE(R) ENDEAVOR SELECT VARIABLE ANNUITY                    273480 K
RIVERSOURCE(R) FLEXCHOICE SELECT VARIABLE ANNUITY                  45307 H
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45304 H
RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY                 45313 L
RIVERSOURCE(R) SIGNATURE SELECT VARIABLE ANNUITY                   45300 H
RIVERSOURCE(R) SIGNATURE ONE SELECT VARIABLE ANNUITY               45301 H




The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The Board of Directors of AllianceBernstein VPS Balanced Shares Portfolio (Class
B) fund ("Balanced Shares fund") has approved the acquisition of the Balanced Shares fund by the AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) fund ("Balanced Wealth fund"), to be effective September 26, 2008.

Upon the acquisition, the Balanced Wealth fund will replace the Balanced Shares fund as an investment option under any contract or policy, and the following information is changed in the table under "The Variable Account and the Funds" section of the prospectus:

REMOVED FROM THE PROSPECTUS TABLE:




----------------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS                                           CONTRACTS
                                           PURCHASED                                           PURCHASED
                                          ON OR AFTER                                          PRIOR TO
                                            MAY 1,                                              MAY 1,
FUND NAME                                    2007                                                2007
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                              N                                                   Y
VPS Balanced Shares
Portfolio (Class B)


----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
AllianceBernstein     Total return consistent with reasonable risk,       AllianceBernstein L.P.
VPS Balanced Shares   through a combination of income and longer-term
Portfolio (Class B)   growth of capital. Invests primarily in U.S.
                      government an agency obligations, bonds, fixed-
                      income and equity securities of non-U.S. issuers
                      (including short- and long-term debt securities
                      and preferred stocks to the extent the Advisor
                      deems best adapted to the current economic and
                      market outlook), and common stocks


--------------------------------------------------------------------------------------------------------



ADDED TO THE PROSPECTUS TABLE:




----------------------------------------------------------------------------------------------------------------------------
                                           CONTRACTS                                           CONTRACTS
                                           PURCHASED                                           PURCHASED
                                          ON OR AFTER                                          PRIOR TO
                                            MAY 1,                                              MAY 1,
FUND NAME                                    2007                                                2007
----------------------------------------------------------------------------------------------------------------------------
AllianceBernstein                              N                                                   Y
VPS Balanced Wealth
Strategy Portfolio
(Class B)


----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
AllianceBernstein     Total return consistent with reasonable risk,       AllianceBernstein L.P.
VPS Balanced Wealth   through a combination of income and growth of
Strategy Portfolio    capital.  Invests in equity securities of both
(Class B)             U.S. and non-U.S. issuers (to the extent the
                      Advisor deems best adapted to the current
                      economic and market outlook). Can include
                      investment in real estate investment trusts.


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45304-10 A (8/08)

* Valid until next prospectus annual update.

45304-10 A (8/08)

                       PROSPECTUS SUPPLEMENT DATED AUGUST 18, 2008*
                      TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2008:
PRODUCT NAME                                                       PROSPECTUS FORM #
RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                        45282 J
RIVERSOURCE(R) INNOVATIONS VARIABLE ANNUITY                        45273 M
RIVERSOURCE(R) INNOVATIONS CLASSIC VARIABLE ANNUITY                45281 L
RIVERSOURCE(R) INNOVATIONS CLASSIC SELECT VARIABLE ANNUITY         45312 H




The information in this supplement updates and amends certain information contained in the variable annuity contract prospectuses listed above. Please read it carefully and keep it with your variable annuity contract prospectuses.

The Board of Directors of AllianceBernstein VPS Balanced Shares Portfolio (Class
B) fund ("Balanced Shares fund") has approved the acquisition of the Balanced Shares fund by the AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) fund ("Balanced Wealth fund"), to be effective September 26, 2008.

Upon the acquisition, the Balanced Wealth fund will replace the Balanced Shares fund as an investment option under any contract or policy, and the following information is changed in the table under "The Variable Account and the Funds" section of the prospectus:

REMOVED FROM THE PROSPECTUS TABLE:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
AllianceBernstein     Total return consistent with reasonable risk,       AllianceBernstein L.P.
VPS Balanced Shares   through a combination of income and longer-term
Portfolio (Class B)   growth of capital. Invests primarily in U.S.
                      government an agency obligations, bonds, fixed-
                      income and equity securities of non-U.S. issuers
                      (including short- and long-term debt securities
                      and preferred stocks to the extent the Advisor
                      deems best adapted to the current economic and
                      market outlook), and common stocks


--------------------------------------------------------------------------------------------------------



ADDED TO THE PROSPECTUS TABLE:




--------------------------------------------------------------------------------------------------------
FUND NAME             INVESTMENT OBJECTIVE AND POLICIES                   INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------
AllianceBernstein     Total return consistent with reasonable risk,       AllianceBernstein L.P.
VPS Balanced Wealth   through a combination of income and growth of
Strategy Portfolio    capital.  Invests in equity securities of both
(Class B)             U.S. and non-U.S. issuers (to the extent the
                      Advisor deems best adapted to the current
                      economic and market outlook). Can include
                      investment in real estate investment trusts.


--------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

--------------------------------------------------------------------------------
45282-6 A (8/08)

*Valid until next prospectus annual update.

45282-6 A (8/08)